Share-based Payment Arrangements (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs
Outstanding at January 1	109,419	170,727
Granted during the year		59,720
Vested during the year	97,910	121,028
Outstanding at December 31	11,509	109,419